Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000224810 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224810 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224810 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224810 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224810 | Popular
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224810 | GoDaddy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224810 | Hubbell
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224810 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224810 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224810 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000224810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000224810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000224810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000224810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224811 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224811 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224811 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224811 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224811 | Popular
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224811 | GoDaddy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224811 | Hubbell
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224811 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224811 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224811 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000224811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000224811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000224811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000224811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224811 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.70%